Plant and Equipment, Net (Details) - USD ($)	Jun. 30, 2017	Jun. 30, 2016
Property, Plant and Equipment [Line Items]
Subtotal	$ 65,562,299	$ 64,935,143
Less: accumulated depreciation	(9,213,510)	(8,754,140)
Less: impairment reserve for fixed assets & CIP	(49,692,949)	(48,755,558)
Total	6,636,021	7,414,088
Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal	24,238,100	24,735,204
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	7,251,048	7,335,708
Machinery and equipment under capital lease [Member]
Property, Plant and Equipment [Line Items]
Subtotal	2,057,638	2,099,839
Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	779,796	855,598
Transportation equipment under capital lease [Member]
Property, Plant and Equipment [Line Items]
Subtotal	2,633,607	2,687,620
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	109,859	109,993
Construction-in-progress [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 28,492,251	$ 27,111,181